Note 2 - Loans Receivable - Related Party Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Balance, Beginning	$ 915	$ 851
Additions	425	127
Payments	(54)	(63)
Balance, Ending	$ 1,286	$ 915